STOCKHOLDERS' EQUITY (Details 1) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 18, 2011	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Options
Balance at December 31, 2011		32,900,000	35,298,000	3,548,000
Granted		0	350,000	32,250,000
Exercised		0	0	0
Forfeited	(600,000)	(300,000)	(2,748,000)	(500,000)
Cancelled		0	0	0
Balance at December 31, 2012		32,600,000	32,900,000	35,298,000
Options exercisable at end of period		31,775,000	32,000,000
Options expected to vest through December 31, 2014		825,000	900,000
Weighted Average Exercise Price
Balance at December 31, 2013		$ 0.40	$ 0.42	$ 1.11
Granted		$ 0	$ 0.42	$ 0.39
Exercised		$ 0	$ 0	$ 0
Forfeited		$ 0.34	$ 1.17	$ 0.81
Cancelled		$ 0	$ 0	$ 0
Balance at September 30, 2014		$ 0.40	$ 0.40	$ 0.42
Options exercisable at end of period		$ 0.40	$ 0.40
Weighted average fair value of options granted during the period		$ 0	$ 0.24
Weighted Average Remaining Contractual Life (Years)
Balance		7 years 5 months 5 days	8 years 2 months 5 days	8 years 5 months 12 days
Granted		0 years	4 years 1 month 20 days	10 years
Exercised		0 years	0 years	0 years
Forfeited		7 years 11 months 19 days	7 years	8 years 7 months 2 days
Cancelled		0 years	0 years	0 years